THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln Level Advantage® Select B-Share

Supplement Dated May 1, 2025 to the Initial Summary Prospectus for New Investors

This supplement updates language in the Initial Summary Prospectus for your variable and indexed-linked annuity contract as follows:

We will not offer a 1-year Indexed Account with a Performance Cap, Performance Trigger, or Dual Performance Trigger below 1.00% (except in the case of the 100% Protection Level, which has a minimum Performance Cap of 0.10%) or a 6-Year Annual Lock Indexed Account with a Performance Cap below 1.00%.  We will not offer a 6-Year Performance Cap below 10% on a Performance Cap Indexed Account, or below 15% on a Dual15 Plus Indexed Account.  We will not offer a 3-Year or 6-Year Participation Rate Indexed Account with a Participation Rate below 15%.

This language will be added to the following sections:

•	Overview of the Contract – Phases of the Contract (Accumulation (Savings) Phase) – last paragraph
•	Indexed Accounts – Crediting Methods and Protection Methods

In addition, Appendix A- Indexed Accounts is restated as follows:

Appendix A — Investment Options Available Under The Contract

Indexed Accounts

The following is a list of Indexed Accounts currently available under the Contract. We may change the features of the Indexed Accounts listed below (including the Index and the current limits on Index gains and losses), offer new Indexed Accounts and terminate existing Indexed Accounts. We will provide you with written notice before making any changes other than changes to the current limits on Index gains. Information about current limits on Index gains is available at www.lfg.com/llarates.

Note: If amounts are removed from an Indexed Account before the end of its Indexed Term, we will apply a Contract Adjustment based on Interim Value. This may result in significant reduction in your Contract Value that could exceed any protection from Index loss that would be in place if you held the Indexed Segment until the end of the Indexed Term. See Indexed Accounts – Interim Value in the prospectus for additional details.

Index	Type of Index	Term Duration	Index Crediting Methodology	Protection Method and Amount of Protection	Guaranteed Minimum (or Maximum) Declared Crediting Rate
S&P 500 ® Price Return Index1	Market Index	1-Year	Point-to-Point	10% Protection Level	1.00% Performance Cap
S&P 500 ® Price Return Index1	Market Index	1-Year	Point-to Point	15% Protection Level	1.00% Performance Cap
S&P 500 ® Price Return Index1	Market Index	1-Year	Point-to-Point	20% Protection Level	1.00% Performance Cap

Index	Type of Index	Term Duration	Index Crediting Methodology	Protection Method and Amount of Protection	Guaranteed Minimum (or Maximum) Declared Crediting Rate
S&P 500 ® Price Return Index1	Market Index	1-Year	Point-to-Point	100% Protection Level	0.10% Performance Cap
Russell 2000 ® Price Return Index1	Market Index	1-Year	Point-to-Point	10% Protection Level	1.00% Performance Cap
Capital Strength Net Fee IndexSM 1	Market Index	1-Year	Point-to-Point	10% Protection Level	1.00% Performance Cap
First Trust American Leadership IndexTM 1	Market Index	1-Year	Point-to-Point	10% Protection Level	1.00% Performance Cap
First Trust American Leadership IndexTM 1	Market Index	1-Year	Point-to-Point	15% Protection Level	1.00% Performance Cap
MSCI EAFEE Index1	Market Index	1-Year	Point-to-Point	10% Protection Level	1.00% Performance Cap
Nasdaq-100 Price Return Index ® 1	Market Index	1-Year	Point-to-Point	15% Protection Level	1.00% Performance Cap
S&P 500 ® Price Return Index1	Market Index	6-Year	Point-to-Point	20% Protection Level	10.00% Performance Cap
S&P 500 ® Price Return Index1	Market Index	6-Year	Point-to-Point	30% Protection Level	10.00% Performance Cap
Russell 2000 ® Price Return Index1	Market Index	6-Year	Point-to-Point	20% Protection Level	10.00% Performance Cap
Russell 2000 ® Price Return Index1	Market Index	6-Year	Point-to-Point	30% Protection Level	10.00% Performance Cap
Capital Strength Net Fee IndexSM 1	Market Index	6-Year	Point-to-Point	20% Protection Level	10.00% Performance Cap
Capital Strength Net Fee IndexSM 1 This Indexed Account is available for all Contracts purchased on or about May 2023, or after.	Market Index	6-Year	Point-to-Point	30% Protection Level	10.00% Performance Cap
First Trust American Leadership IndexTM 1	Market Index	6-Year	Point-to-Point	20% Protection Level	10.00% Performance Cap
S&P 500 ® Price Return Index1	Market Index	1-Year	Point-to-Point	10% Protection Level	1.00% Performance Trigger Rate
S&P 500 ® Price Return Index1	Market Index	1-Year	Point-to-Point	15% Protection Level	1.00% Performance Trigger Rate
Nasdaq-100 ® Price Return Index1	Market Index	1-Year	Point-to-Point	15% Protection Level	1.00% Performance Trigger Rate
First Trust American Leadership IndexTM 1	Exchange Traded Fund	1-Year	Point-to-Point	10% Protection Level	1.00% Performance Trigger Rate
S&P 500 ® Price Return Index1	Market Index	1-Year	Point-to-Point	10% Protection Level	1.00% Dual Performance Trigger Rate
Russell 2000 ® Price Return Index1	Market Index	1-Year	Point-to-Point	10% Protection Level	1.00% Dual Performance Trigger Rate

Index	Type of Index	Term Duration	Index Crediting Methodology	Protection Method and Amount of Protection	Guaranteed Minimum (or Maximum) Declared Crediting Rate
Capital Strength Net Fee IndexSM 1	Market Index	1-Year	Point-to-Point	10% Protection Level	1.00% Dual Performance Trigger Rate
First Trust American Leadership IndexTM 1	Market Index	1-Year	Point-to-Point	10% Protection Level	1.00% Dual Performance Trigger Rate
S&P 500 ® Price Return Index1	Market Index	6-Year	Point-to-Point	15% Dual Plus	15.00% Performance Cap
Russell 2000 ® Price Return Index1	Market Index	6-Year	Point-to-Point	15% Dual Plus	15.00% Performance Cap
Capital Strength Net Fee IndexSM 1	Market Index	6-Year	Point-to-Point	15% Dual Plus	15.00% Performance Cap
First Trust American Leadership IndexTM 1	Market Index	6-Year	Point-to-Point	15% Dual Plus	15.00% Performance Cap
S&P 500 ® Price Return Index1	Market Index	6-Year	Annual Lock	10% Protection Level	1.00% Performance Cap
Russell 2000 ® Price Return Index1	Market Index	6-Year	Annual Lock	10% Protection Level	1.00% Performance Cap
Capital Strength Net Fee Index1	Market Index	6-Year	Annual Lock	10% Protection Level	1.00% Performance Cap
MSCI EAFE Index1	Market Index	6-Year	Annual Lock	10% Protection Level	1.00% Performance Cap

1 The Index is a “price return Index,” not a “total return Index,” and therefore does not reflect dividends paid on the securities composing the Index. This will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index.

2 This Indexed Account provides total protection from Index losses at the end of the Indexed Term.

The Capital Strength Net Fee IndexSM and First American Trust Leadership IndexTM deduct fees and costs when calculating Index performance which will reduce the Index return and cause each Index to underperform a direct investment in the securities composing the Index.

Each Indexed Account’s limit on Index losses is guaranteed not to change for as long as that Indexed Account remains available under the Contract. We will not offer a 1-Year Indexed Account with a Performance Cap, Performance Trigger, or Dual Performance Trigger below 1.00% (except in the case of the 100% Protection Level, which has a minimum Performance Cap of 0.10%) or a 6-Year Annual Lock Indexed Account with a Performance Cap below 1.00%. We will not offer a 6-Year Performance Cap below 10% on a Performance Cap Indexed Account, or below 15% on a Dual15 Plus Indexed Account. We will not offer a 3-Year or 6-Year Participation Rate Indexed Account with a Participation Rate below 15%. We will not offer a Spread Rate Indexed Account with a Spread Rate greater than 25%. However, we reserve the right to add and remove Indexed Accounts and to offer Indexed Accounts with different Crediting Methods or Protection Methods. As such, the limits on Index loss offered under the Contract may change from one Indexed Term to the next. We do not guarantee that the Contract will always offer Indexed Accounts that limit Index losses. See Indexed Accounts in the prospectus for additional details.